Maintenance rights and lease premium, net	12 Months Ended
Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Maintenance rights and lease premium, net	Maintenance rights and lease premium, net
Maintenance rights and lease premium, net consisted of the following as of December 31, 2024 and 2023:

	As of December 31,
	2024	2023
Maintenance rights	$1,669,742	$2,099,513
Lease premium, net	460,251	630,449
	$2,129,993	$2,729,962
Movements in maintenance rights during the years ended December 31, 2024 and 2023 were as follows:

	Year Ended December 31,
	2024	2023
Maintenance rights at beginning of period	$2,099,513	$2,540,286
EOL and MR contract maintenance rights expense	(144,726)	(207,552)
MR contract maintenance rights write-off due to maintenance liability release	(38,525)	(17,747)
EOL contract maintenance rights write-off due to cash receipt	(159,682)	(102,940)
EOL and MR contract maintenance rights write-off due to sale of aircraft	(86,838)	(112,534)
Maintenance rights at end of period	$1,669,742	$2,099,513
The following tables present details of lease premium assets and related accumulated amortization as of December 31, 2024 and 2023:

	As of December 31, 2024
	Gross carrying amount	Accumulated amortization	Net carrying amount
Lease premium	$907,995	$(447,744)	$460,251

	As of December 31, 2023
	Gross carrying amount	Accumulated amortization	Net carrying amount
Lease premium	$1,002,293	$(371,844)	$630,449

Lease premium assets that are fully amortized are removed from the gross carrying amount and accumulated amortization columns in the tables above. The weighted average amortization period remaining for lease premium is 4.8 years.
During the years ended December 31, 2024, 2023 and 2022, we recorded amortization expense for lease premium assets of $161 million, $178 million and $224 million respectively.
As of December 31, 2024, the estimated future amortization expense for lease premium assets was as follows:

Estimated amortization expense
2025	$117,746
2026	103,746
2027	87,586
2028	73,023
2029	37,191
Thereafter	40,959
$460,251